OVERLAND EXPRESS FUNDS, INC.
                Registration Nos. 33-16296; 811-8275

                      CERTIFICATE PURSUANT TO
                       17 C.F.R.  230.497(j)


     The undersigned hereby certifies on behalf of Overland Express Funds, Inc. (the "Company") that the forms of Prospectus and Statement of Additional Information ("SAI") for the Company's Strategic Growth Fund that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 32, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on February 20, 1996.

     IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 11th day of March, 1996.


Witness:	       								              OVERLAND EXPRESS FUNDS, INC.


By:  /s/Mike W. Nolte    		           By:  /s/Richard H. Blank, Jr.
Name:  Mike W. Nolte                  Name: Richard H. Blank, Jr.
Title:	 Assistant Secretary           Title: Secretary and Treasurer
                                             (Principal Financial Officer)